Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of Future Lease Payments under Operating Leases	Future lease payments under operating leases as of December 31, 2023 were as follows:
2024	313
2025	317
2026	219
Total future lease payments	849
Less imputed interest	(40)
Total lease liability balance	809

Schedule of Weighted Average Lease Term and Weighted Average Discount Rate	The weighted average lease term and weighted average discount rate as of December 31, 2023 was as follows:
Operating leases weighted average remaining lease term (in years)	2.7
Operating leases weighted average discount rate	5.1%